TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Balance at beginning of year	¥ 49,811	¥ 43,913	¥ 39,576
Additions	4,181	6,088	6,305
Reversals	(472)	(190)	(1,968)
Balance at end of year	¥ 53,520	¥ 49,811	¥ 43,913